Supplement Dated October 1, 2010
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Momentum VULONE	Lincoln VULDB Elite Series
Momentum VULONE 2005	Lincoln VULDB-II
Momentum VULONE 2007	Lincoln VULCV-III
Lincoln VULCV-II/Flex Elite Series

Lincoln Life Flexible Premium Variable Life Account R

Momentum SVULONE	Lincoln SVUL-II Elite Series
Momentum SVULONE 2007	Lincoln SVUL-III Elite Series

Lincoln Life Flexible Premium Variable Life Account S

Lincoln CVUL Series III Elite
Lincoln Corporate Variable 4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Momentum VULONE	Lincoln VULCV-II/Flex Elite Series
Momentum VULONE 2005	Lincoln VULCV-III
Lincoln VULDB Elite Series	Lincoln VULDB-II

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVUL Elite Series
Lincoln SVUL-II Elite Series
Lincoln SVUL III Elite Series

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln CVUL Series III Elite
Lincoln Corporate Variable 4

This supplement outlines certain changes to your variable universal life insurance product prospectus.  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference.

Changes to “LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT” section of the prospectus:

Effective as of the close of business on October 1, 2010, the following information amends the “Sub-Accounts and Funds” section related to Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation:

The LVIP Marsico International Growth Fund has changed its name following a change in sub-advisor.  It is now known as:

LVIP MFS International Growth Fund:  Long-term capital appreciation.
(subadvised by Massachusetts Financial Services Company)
(formerly subadvised by Marsico Capital Management, LLC)

Effective as of the close of business on October 8, 2010, the following information amends the “Sub-Accounts and Funds” section related to Delaware VIP Trust, advised by Delaware Management Company:

The Delaware VIP Trend Series fund has changed its name following a merger.  It is now known as:

Delaware VIP Smid Cap Growth Series: Capital appreciation.
(formerly Delaware VIP Trend Series)